Exhibit 99

World Omni Automobile Lease Securitization Trust 2021-A	PAGE 1
MONTHLY SERVICER CERTIFICATE
For the collection period ended 05/31/2022

A.	DATES	Begin	End	# days

1	Payment Date		6/15/2022
2	Collection Period	5/1/2022	5/31/2022	31
3	Monthly Interest Period-Actual	5/16/2022	6/14/2022	30
4	Monthly Interest - Scheduled	5/15/2022	6/14/2022	30

B.	SUMMARY

				Principal Payment
		Initial Balance	Beginning Balance	1st Priority	2nd Priority	Regular	Ending Balance	Note Factor
5	Class A-1 Notes	96,000,000.00	-	-	-	-	-	0.0000000
6	Class A-2 Notes	288,290,000.00	153,637,872.70	-	-	18,547,011.38	135,090,861.32	0.4685936
7	Class A-3 Notes	288,290,000.00	288,290,000.00	-	-	-	288,290,000.00	1.0000000
8	Class A-4 Notes	107,390,000.00	107,390,000.00	-	-	-	107,390,000.00	1.0000000
9	Total Class A Notes	779,970,000.00	549,317,872.70	-	-	18,547,011.38	530,770,861.32
10	Class B Notes	36,000,000.00	36,000,000.00	-	-	-	36,000,000.00	1.0000000

11	Total Notes	$815,970,000.00	585,317,872.70	$0.00	$0.00	$18,547,011.38	566,770,861.32

	Overcollateralization
12	Exchange Note	57,597,768.75	44,622,704.21				43,509,883.52
13	Series 2021-A Notes	86,395,043.79	113,771,159.86				114,883,980.55

14	Total Overcollateralization	143,992,812.54	158,393,864.07				158,393,864.07
15	Total Target Overcollateralization	$158,393,864.07	158,393,864.07				158,393,864.07

		Coupon Rate	Interest Pmt Due	Per $1000 Face Amount	Principal Payment Due	Per $1000 Face Amount	Interest Shortfall
16	Class A-1 Notes	0.10193%	0.00	0.0000000	0.00	0.0000000	0.00
17	Class A-2 Notes	0.21000%	26,886.63	0.0932624	18,547,011.38	64.3345637	0.00
18	Class A-3 Notes	0.42000%	100,901.50	0.3500000	0.00	0.0000000	0.00
19	Class A-4 Notes	0.50000%	44,745.83	0.4166666	0.00	0.0000000	0.00
20	Total Class A Notes		172,533.96	0.2212059	18,547,011.38	23.7791343	0.00
21	Class B Notes	0.75000%	22,500.00	0.6250000	0.00	0.0000000	0.00

22	Totals		195,033.96	0.2390210	18,547,011.38	22.7300163	0.00
		Initial Balance	Beginning Balance				Ending Balance
23	Exchange Note Balance	902,365,043.79	699,089,032.56				681,654,841.87

	Reference Pool Balance Data	Initial	Current
24	Discount Rate	5.25%	5.25%
25	Aggregate Securitization Value	959,962,812.54	725,164,725.39
26	Aggregate Base Residual Value (Not Discounted)	689,626,949.48	577,260,882.27

	Turn-in Units	Units	Securitization Value	Percentage
27	Vehicles Scheduled to Return in Current Month	128	460,966.08
28	Turn-in Ratio on Scheduled Terminations			0.78%

		Units	Securitization Value
29	Securitization Value — Beginning of Period	29,017	743,711,736.77
30	Depreciation/Payments		(7,423,748.96)
31	Gross Credit Losses	(13)	(350,391.04)
32	Early Terminations — Regular	(4)	(113,783.48)
33	Scheduled Terminations — Returned	(2)	(49,185.48)
34	Payoff Units & Lease Reversals	(408)	(10,609,902.42)
35	Repurchased Leases	-	-

36	Securitization Value - End of Period	28,590	725,164,725.39

World Omni Automobile Lease Securitization Trust 2021-A	PAGE 2
MONTHLY SERVICER CERTIFICATE
For the collection period ended 05/31/2022

C.	SERVICING FEE

37	Servicing Fee Due	619,759.78

38	Unpaid Servicing Fees - Prior Collection Periods	0.00

39	Change in Servicing Fee Due - Current Collection Period vs. Prior Collection Period	(16,906.97)

D.	RESERVE ACCOUNT

	Reserve Account Balances:
40	Required Reserve Account Balance (0.50% of Initial Securitization Value)	4,799,814.06
41	Beginning Reserve Account Balance	4,799,814.06
42	Ending Reserve Account Balance	4,799,814.06

E.	POOL STATISTICS

	Delinquencies Aging Profile — End of Period	Units	Percentage	Securitization Value
43	Total Active Units (Excluding Inventory)	28,406	99.44%	720,309,972.26
44	31 - 60 Days Delinquent	112	0.39%	2,911,978.31
45	61 - 90 Days Delinquent	43	0.15%	1,164,560.73
46	91 -120 Days Delinquent	5	0.02%	132,251.49
47	121+ Days Delinquent	-	-	-

48	Total	28,566	100.00%	724,518,762.79

49	Total 61+ Delinquent as % End of Period Securitization Value				0.18%
50	Delinquency Trigger Occurred				NO

51	Prepayment Speed (1 Month)				0.92%

	Current Period Net Residual Losses/(Gains) on Scheduled and Early Termination Units	Units	Amounts

52	Aggregate Securitization Value for Scheduled and Early Termination Units Terminated During Current Period	6	162,968.96
53	Less: Aggregate Sales Proceeds, Recoveries & Expenses for Scheduled and Early Termination Units Received in Current Period		(200,362.48)
54	Less: Excess Wear and Tear Received in Current Period		(386.00)
55	Less: Excess Mileage Received in Current Period		(467.29)

56	Current Period Net Residual Losses/(Gains) - Scheduled and Early Termination Units		(38,246.81)

	Current and Prior Period Net Residual Losses/(Gains) as a % of Beginning Securitization Value (Annualized)
57	Current Period Net Residual Losses/(Gains) Ratio		-0.06%
58	Prior Period Net Residual Losses/(Gains) Ratio		-0.07%
59	Second Prior Period Net Residual Losses/(Gains) Ratio		-0.06%
60	Third Prior Period Net Residual Losses/(Gains) Ratio		-0.05%
61	Four Month Average		-0.06%

62	Beginning Cumulative Net Residual Losses/(Gains)		(499,594.70)
63	Current Period Net Residual Losses/(Gains)		(38,246.81)

64	Ending Cumulative Net Residual Losses/(Gains) - Scheduled and Early Termination Units		(537,841.51)

65	Cumulative Net Residual Losses/(Gains) as a % of Aggregate Initial Securitization Value		-0.06%

	Credit Losses/(Gains):	Units	Amounts
66	Aggregate Securitization Value on charged-off units	13	350,391.04
67	Aggregate Liquidation Proceeds, Recoveries & Expenses on charged-off units		(418,513.13)

68	Current Period Net Credit Losses/(Gains)		(68,122.09)

	Current and Prior Period Net Credit Losses/(Gains) as a % of Beginning Securitization Value (Annualized)
69	Current Period Net Credit Losses/(Gains) Ratio		-0.11%
70	Prior Period Net Credit Losses/(Gains) Ratio		-0.02%
71	Second Prior Period Net Credit Losses/(Gains) Ratio		0.35%
72	Third Prior Period Net Credit Losses/(Gains) Ratio		0.51%
73	Four Month Average		0.18%

74	Beginning Cumulative Net Credit Losses/(Gains)		1,245,595.15
75	Current Period Net Credit Losses/(Gains)		(68,122.09)

76	Ending Cumulative Net Credit Losses/(Gains)		1,177,473.06

77	Cumulative Net Credit Losses/(Gains) as a % of Aggregate Initial Securitization Value		0.12%

World Omni Automobile Lease Securitization Trust 2021-A	PAGE 3
MONTHLY SERVICER CERTIFICATE
For the collection period ended 05/31/2022

F.	EXCHANGE NOTE COLLECTION ACCOUNT

	COLLECTED AMOUNTS

78	Lease Payments Received	10,984,741.01
79	Sales Proceeds, Recoveries & Expenses - Scheduled Terminations	68,078.96
80	Liquidation Proceeds, Recoveries & Expenses	395,373.27
81	Insurance Proceeds	23,139.86
82	Sales Proceeds, Recoveries & Expenses - Early Terminations	133,136.81
83	Payoff Payments	11,406,711.43
84	All Other Payments Received	-

85	Collected Amounts	23,011,181.34

86	Investment Earnings on Collection Account	11,228.65

87	Total Collected Amounts - Available for Distribution	23,022,409.99

	DISTRIBUTIONS FROM EXCHANGE NOTE COLLECTION ACCOUNT

88	Servicing Fee	619,759.78
89	Interest on the Exchange Note - to the Trust Collection Account	436,930.65
90	Principal on the Exchange Note - to the Trust Collection Account	17,434,190.69
91	Trust Collection Account Shortfall Amount - to the Trust Collection Account	4,249,376.66
92	Remaining Funds Payable to Trust Collection Account	282,152.21

93	Total Distributions	23,022,409.99

G.	TRUST COLLECTION ACCOUNT

	AVAILABLE FUNDS

94	Available Funds	22,402,650.21

95	Investment Earnings on Reserve Account	2,606.42

96	Reserve Account Draw Amount	0.00

97	Total Available Funds - Available for Distribution	22,405,256.63

	DISTRIBUTIONS FROM TRUST COLLECTION ACCOUNT

98	Administration Fee	30,987.99
99	Asset Representation Reviewer Amounts (up to $150,000 per year)	-
100	Class A Noteholders' Interest Distributable Amount	172,533.96
101	Noteholders' First Priority Principal Distributable Amount	-
102	Class B Noteholders' Interest Distributable Amount	22,500.00
103	Noteholders' Second Priority Principal Distributable Amount	-
104	Amount to Reinstate Reserve Account to Required Reserve Account Balance	-
105	Noteholders' Regular Principal Distributable Amount	18,547,011.38
106	Asset Representation Reviewer Amounts (in excess of $150,000 per year)	-
107	Remaining Funds Payable to Certificate holder	3,632,223.30

108	Total Distributions	22,405,256.63

	COMPLIANCE WITH EUROPEAN UNION RISK RETENTION RULES

World Omni Financial Corp. (“World Omni”), as “originator” for the purposes of the EU Securitization Rules (as defined in the Indenture), continues to retain, a material net economic interest (the “EU Retained Interest”), in the form of retention of a first loss tranche as described in option (d) of Article 6(3) of the EU Securitization Regulation, by holding (i) all the limited liability company interests in World Omni Auto Leasing LLC (“WOAL”), which in turn retains the Certificates (as defined in the Indenture) issued by World Omni Automobile Lease Securitization Trust 2021-A, and (ii) the residual interest in the 2021-A Reference Pool (as defined in the Indenture), such Certificates and interest, collectively representing at least 5% of the aggregate Securitization Value of the Units in the 2021-A Reference Pool (each as defined in the Indenture). World Omni has not (and has not permitted WOAL or any of its other affiliates to hedge or otherwise mitigate its credit risk under or associated with the EU Retained Interest, or sell, transfer or otherwise surrender all or part of the rights, benefits or obligations arising from the EU Retained Interest) hedged or otherwise mitigated its credit risk under or associated with the EU Retained Interest, or sold, transferred or otherwise surrendered all or part of the rights, benefits or obligations arising from the EU Retained Interest, except, in each case, to the extent permitted in accordance with the EU Securitization Rules. Further, World Omni has not changed the retention option or method of calculating the EU Retained Interest.